Capital and funding - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Opening balance at 1 January	€ (27,305)	€ (28,257)
Cash movement	(1,422)	201
Business acquisi- tions/ disposals	(7)	(28)
Foreign exchange changes	(1,200)	1,325
Fair value changes	161	(15)
Other Movements	360	531
Closing balance at 31 December	(30,133)	(27,305)
Gain loss on termination and modifications of leases	7	30
Disposal Groups Held for Sale
Disclosure of financial liabilities [line items]
Other Movements	80	0
Closing balance at 31 December	(31)
Bank Loans and Overdrafts
Disclosure of financial liabilities [line items]
Opening balance at 1 January	(411)	(853)
Cash movement	(16)	386
Business acquisi- tions/ disposals	(2)	(1)
Foreign exchange changes	0	54
Fair value changes	0	0
Other Movements	(27)	(3)
Closing balance at 31 December	(402)	(411)
Bonds and other loans
Disclosure of financial liabilities [line items]
Opening balance at 1 January	(24,585)	(25,032)
Cash movement	(1,877)	(658)
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	(1,145)	1,131
Fair value changes	37	10
Other Movements	51	36
Closing balance at 31 December	(27,621)	(24,585)
Lease liability
Disclosure of financial liabilities [line items]
Opening balance at 1 January	(1,771)	(1,919)
Cash movement	471	473
Business acquisi- tions/ disposals	(5)	(27)
Foreign exchange changes	(65)	142
Fair value changes	0	0
Other Movements	279	440
Closing balance at 31 December	(1,649)	(1,771)
Derivatives
Disclosure of financial liabilities [line items]
Opening balance at 1 January	(315)	(270)
Cash movement	0	0
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	(3)	0
Fair value changes	124	(45)
Other Movements	(10)	0
Closing balance at 31 December	(184)	(315)
Other Financials Liabilities
Disclosure of financial liabilities [line items]
Opening balance at 1 January	(223)	(183)
Cash movement	0	0
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	13	(2)
Fair value changes	0	20
Other Movements	67	58
Closing balance at 31 December	(277)	(223)
Overdrafts
Disclosure of financial liabilities [line items]
Cash movement	€ 39	€ 10